SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				6 Months Ended
	Jun. 14, 2021	Feb. 17, 2021	Feb. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
SUBSEQUENT EVENTS
Value of shares to be issued | ¥				¥ 29,977	¥ 8,088
Aggregate the number of share sale | shares			588,235
Warrants to purchase shares of common stock | shares			588,235
Gross Proceeds from pricing of public offering | $			$ 2,100
Warrants term	5 years	5 years	5 years
Warrants exercise price per share | $ / shares			$ 4.46
Net proceeds for sale of common shares and warrants after deducting certain fees due to the placement agent and the Company's estimated transaction expenses | $			$ 1,860
Percentage of aggregate number of shares sold in offering			5.00%